Warrants Liability (Restated) (Details) - USD ($)					6 Months Ended	12 Months Ended
	Feb. 27, 2025	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Dec. 31, 2024	Jun. 30, 2024	Mar. 01, 2025	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024
Warrants Liability [Line Items]
Funding for consideration (in Dollars)					$ 273,059
Warrants issued (in Dollars)	$ 31,660,000
Share value (in Dollars)					51,508,320	$ 39,414
Polar Multi-Strategy Master Fund [Member]
Warrants Liability [Line Items]
Exercise price				$ 10
Number of warrants issued (in Shares)				350,000
Empery PIPE Investor [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)				10,000,000
Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)			1,000,000
Critical Metals Corp [Member]
Warrants Liability [Line Items]
Per share		$ 10
Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)				1,814,797
Warrants [Member]
Warrants Liability [Line Items]
Warrants exercisable						$ 11.5
Warrant acquired (in Shares)		600,000
PIPE warrant acquired (in Dollars)		$ 6,000,000
Per share			$ 10					$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Listed warrants carrying value (in Dollars)						$ 919,150
Warrants [Member] | Polar Multi-Strategy Master Fund [Member]
Warrants Liability [Line Items]
Warrants exercisable				$ 10
Warrants [Member] | Empery PIPE Investor [Member]
Warrants Liability [Line Items]
Exercise price				10
Warrants exercisable				$ 10
Funding for consideration (in Dollars)				$ 9,880,682
Warrants [Member] | PIPE Investors [Member]
Warrants Liability [Line Items]
Funding for consideration (in Dollars)				$ 9,880,682
Warrants [Member] | Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Warrants exercisable			$ 11.45
Warrant exercised (in Shares)		600,000
Warrants [Member] | Critical Metals Corp [Member]
Warrants Liability [Line Items]
Warrant acquired (in Shares)		2,400,000
Warrants [Member] | Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Exercise price				$ 10.71
Warrants exercisable				$ 10.71
Warrants [Member] | Sizzle Warrant Holders [Member]
Warrants Liability [Line Items]
Listed warrants (in Shares)					7,750,000
Subsequent Events [Member] | Warrants [Member]
Warrants Liability [Line Items]
Exercise price of warrants	$ 5
Subsequent Events [Member] | Warrants [Member] | Empery PIPE Investor [Member]
Warrants Liability [Line Items]
Exercise price of warrants	5
Subsequent Events [Member] | Warrants [Member] | Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Exercise price of warrants	5
Subsequent Events [Member] | Warrants [Member] | Critical Metals Corp [Member]
Warrants Liability [Line Items]
Share value (in Dollars)							$ 27,200,000
Subsequent Events [Member] | Warrants [Member] | Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Exercise price of warrants	$ 5
Share value (in Dollars)							$ 27,200,000